28. Equity (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras		$ (417)	$ 4,811	$ (10,132)	$ 5,881
Continuing operations		(417)	4,756	(10,132)	5,735
Discontinued operations			$ 55		$ 146
Weighted average number of outstanding shares		13,044,201,261	13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars		$ (0.03)	$ 0.37	$ (0.78)	$ 0.45
Continuing operations		(0.03)	0.36	(0.78)	0.44
Discontinued operations			0.01		0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	(0.06)	0.74	(1.56)	0.9
Continuing operations		(0.06)	0.72	(1.56)	0.88
Discontinued operations			$ 0.02		$ 0.02
Common shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras		$ (238)	$ 2,744	$ (5,781)	$ 3,355
Continuing operations		(238)	2,713	(5,781)	3,272
Discontinued operations			$ 31		$ 83
Weighted average number of outstanding shares		7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings (losses) per share - in U.S. dollars		$ (0.03)	$ 0.37	$ (0.78)	$ 0.45
Continuing operations		(0.03)	0.36	(0.78)	0.44
Discontinued operations			0.01		0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	(0.06)	0.74	(1.56)	0.9
Continuing operations		(0.06)	0.72	(1.56)	0.88
Discontinued operations			$ 0.02		$ 0.02
Preference shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras		$ (179)	$ 2,067	$ (4,351)	$ 2,526
Continuing operations		(179)	2,043	(4,351)	2,463
Discontinued operations			$ 24		$ 63
Weighted average number of outstanding shares		5,601,969,879	5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings (losses) per share - in U.S. dollars		$ (0.03)	$ 0.37	$ (0.78)	$ 0.45
Continuing operations		(0.03)	0.36	(0.78)	0.44
Discontinued operations			0.01		0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	(0.06)	0.74	(1.56)	0.9
Continuing operations		(0.06)	0.72	(1.56)	0.88
Discontinued operations			$ 0.02		$ 0.02

[1]	Petrobras' ADSs are equivalent to two shares.